Leases - Components of Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating and finance leases, renewal term	10 years
Operating and finance leases, options to terminate lease, term	1 year
Operating lease cost	$ 16,323
Finance lease cost:
Amortization of right-of-use assets	5,533
Interest on lease liabilities	730
Total finance lease cost	$ 6,263
Minimum
Lessee, Lease, Description [Line Items]
Operating and finance leases, remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating and finance leases, remaining lease term	9 years